Document and Entity Information	Mar. 20, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	MICROCHIP TECHNOLOGY INCORPORATED
Entity Incorporation State Country Code	DE
Entity File Number	0-21184
Entity Tax Identification Number	86-0629024
Entity Address Address Line 1	2355 West Chandler Boulevard
Entity Address City Or Town	Chandler
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85224-6199
City Area Code	480
Local Phone Number	792-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Entity Central Index Key	0000827054
Amendment Flag	false
Common Stock, $0.001 par value per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	MCHP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock, $0.001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 7.50% Series A Mandatory Convertible Preferred Stock, $0.001 Par Value
Trading Symbol	MCHPP
Security Exchange Name	NASDAQ